RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)				3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 28, 2023	Mar. 10, 2023	Dec. 10, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Accrued expenses - related party				$ 25,000
Amount due				105,000
Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Expenses per month			$ 25,000
Expenses incurred and paid				75,000	$ 75,000	$ 16,935	$ 300,000
Accrued expenses - related party				25,000			0
Related Party Loans
RELATED PARTY TRANSACTIONS
Proceeds held in trust account used to repay working capital loans				0			0
Loan conversion agreement warrant				$ 1,500,000			$ 1,500,000
Price of warrant				$ 10.00			$ 10.00
Related Party Loans | Working Capital Loans
RELATED PARTY TRANSACTIONS
Outstanding balance of related party note				$ 0		$ 0	$ 0
Sponsor
RELATED PARTY TRANSACTIONS
Amount transferred from the operating bank account, out of precaution following the closure of Silicon Valley Bank		$ 180,000
Amount returned	$ 75,000
Amount due				$ 105,000